Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2017
Accounts payable and accrued expenses [Abstract]
Accounts payable and accrued expenses
Accounts payable and accrued expenses at December 31, 2017 and 2016 are shown as follows:

	2017	2016
General expenses	$143,409	$121,589
Purchased services	91,122	67,374
Operating expenses	42,035	160,413
Salaries and wages	1,678	3,893
Taxes payable	1,492	11,032
Other	62,182	41,204
	$341,918	$405,505